Trade and other payables - Currency Split (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022
Trade and other payables
Carrying value	£ 1,215	£ 1,256
Accruals	322	341
Other non-current payables	31	51
Measurement period adjustments
Trade and other payables
Carrying value		13
Accruals		4	£ 5
Other non-current payables		9
Pound sterling
Trade and other payables
Carrying value	164	174
Euro
Trade and other payables
Carrying value	238	241
US dollar
Trade and other payables
Carrying value	542	576
Other currencies
Trade and other payables
Carrying value	£ 271	£ 264